UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road Plainsboro, New Jersey 08536

Name and address of agent for service:	Mr Beverly Hendry, 300 S.E. 2nd Street, Suite #820, Fort Lauderdale, Florida 33301

Registrant’s telephone number, including area code:	212-968-8800

Date of fiscal year end:	10/31/05

Date of reporting period:	4/30/05

Item 1	–	Reports to Stockholders – [ INSERT REPORT ]

Semi-Annual Report

April 30, 2005

Letter to Shareholders

June 20, 2005

Dear Shareholder,

We present this Semi-Annual Report which covers the activities of Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) for the six months ended April 30, 2005. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation.

As used in this report, the term “total investments” does not include securities purchased with cash collateral received as a result of securities on loan.

Appointment of Independent Chairman of the Board

During the past several months, the Nominating and Corporate Governance Committee of the Board of Directors, composed entirely of independent directors (“Committee”), has been considering a process of implementing various changes to corporate governance practices. As part of that consideration, the Committee determined that it would be advisable to have an independent director serve as Chairman of the Board. The Committee identified Mr. P. Gerald Malone MA Llb, an independent director, as a well qualified candidate to serve as the Chairman of the Board. At its June 2005 Board meeting, the Directors determined to have an independent director serve as Chairman of the Board, and following the recommendation of the Committee, the Board appointed Mr. Malone to serve as Chairman of the Board.

Net Asset Value Performance

The Fund’s net asset value (“NAV”) return was 7.8% for the six months ended April 30, 2005 and 9.7% per annum since inception, assuming reinvestment of distributions.

Share Price Performance

The Fund’s share price fell by 1.4% over the six months, from $6.34 on October 31, 2004 to $6.25 on April 30, 2005. The Fund’s share price on April 30, 2005 represented a discount of 6.7% to the NAV per share of $6.70, compared with a discount of 1.2% to the NAV per share of $6.42 on October 31, 2004. At the date of this letter, the share price was $6.29, representing a discount of 5.8% to the NAV per share of $6.68.

Asia: 40.1% of Total Investments Invested in Asian Debt Securities

As of April 30, 2005, the Fund held 40.1% of its total investments in Asian debt securities (including New Zealand). Of the Fund’s total investments, 26.6% were held in U.S. dollar denominated bonds issued by foreign issuers, bringing the Fund’s total U.S. dollar exposure to 30.6%.

Credit Quality: 80.6% of Total Investments Rated or Deemed Equivalent to A or Better

The credit quality of the Fund’s total investments has been maintained. As of April 30, 2005, 80.6% of the portfolio was invested in securities where either the issue or the issuer was rated A or better, or judged by Aberdeen Asset Management Asia Limited (the “Investment Manager”) to be of equivalent quality.

Distributions

Distributions to common shareholders for the 12 months ended April 30, 2005 totaled 42 cents per share. Based on the share price of $6.25 on April 30, 2005, the distribution rate over the 12 months then ended was 6.7%. Since all distributions are paid after deducting

Aberdeen Asia-Pacific Income Fund, Inc.

Letter to Shareholders (continued)

applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit. On June 20, 2005, the Board of Directors declared a monthly distribution of 3.5 cents per share, payable on July 15, 2005 to all shareholders of record as of June 30, 2005.

The Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital. It is the Board’s intention that the monthly distribution of 3.5 cents per share be maintained for 12 months, beginning with the July 2005 distribution payment. This policy is subject to regular review at the Board’s quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in September 2005.

Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is part of the Fund’s quarterly reports to shareholders, which are available on the Fund’s website or upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004, is available: (i) upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465; and (ii) on the SEC’s website at http://www.sec.gov.

Investor Relations Information

For information about the Fund, including a market review and outlook, daily updates of share price, NAV and details of distributions, please contact Aberdeen Asset Management Inc. by:

•	calling toll free on 1-800-522-5465 or 1-954-767-9900 in the United States,

•	emailing InvestorRelations@aberdeen-asset.com, or

•	visiting the website at www.aberdeen-asset.us.

For information about the Aberdeen Group, visit the Aberdeen website at www.aberdeen-asset.com.

Yours sincerely,

Martin Gilbert

President

All amounts are U.S. dollars unless otherwise stated.

Aberdeen Asia-Pacific Income Fund, Inc.

Your Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund’s fiscal year, October 31. However, under the U.S. Investment Company Act of 1940, the Fund may be required to indicate the sources of certain distributions to shareholders.

The Fund estimates that distributions for the fiscal year commencing November 1, 2004, including the distribution paid on June 17, 2005, are comprised of 92% net investment income and 8% return of paid-in-capital.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

In January 2006, a Form 1099 DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment for the 2005 calendar year.

Aberdeen Asia-Pacific Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

We invite you to participate in the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”) which allows you to automatically reinvest your distributions in shares of the Fund’s common stock at favorable commission rates. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per transaction, with a maximum of $10,000 per month, and an aggregate annual limit of $120,000. Under this arrangement, The Bank of New York (the “Plan Agent”) will purchase shares for you on the American Stock Exchange or otherwise on the open market on or before the investment date. The investment date is the 15th day of each month, but if such date is not a business day, the preceding business day.

As a participant in the Plan, you will have the convenience of:

Automatic reinvestment - the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs - shares purchased on your behalf under the Plan will be at reduced brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience - the Plan Agent will hold your shares in non-certificated form and will provide a detailed plan account statement of your holdings at the end of each month.

To request a brochure containing information on the Plan, together with an enrollment form, please contact the Plan Agent, The Bank of New York, Shareholder Relations Department, P.O. Box 11258, Church Street Station, New York, NY 10286 or call toll free on 1-800-432-8224.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager

Share Price Performance

On April 30, 2005, the Fund’s share price was $6.25, which represented a discount of 6.7% to the NAV per share of $6.70. As of June 20, 2005, the share price was $6.29, representing a discount of 5.8% to the NAV per share of $6.68.

Auction Market Preferred Stock (AMPS)

The Fund’s $600 million of AMPS continued to be well bid at the regular auctions. The average interest rate paid was 2.95% over the quarter ended April 30, 2005, compared with an interest rate of 2.71% for 30-day U.S. commercial paper over the same period. These rates were higher than the preceding quarter. The key driver of the increase in the AMPS interest rate since the quarter ended January 31, 2005 was a general rise in market interest rates following the U.S. Federal Reserve’s two tightenings of monetary policy in February 2005 and March 2005, by a cumulative 0.5%. The rates paid to preferred shareholders have increased further since April 30, 2005 to a level of 3.30% as of June 20, 2005.

Over the six months to April 30, 2005, the impact of the AMPS on the net asset value attributable to common shareholders has been positive, as the key currency of the Fund—the Australian dollar—while no longer at the highs reached in November 2004 still strengthened overall against the U.S. dollar. The currency ended the quarter at U.S. $0.78 to A$1.00. As of April 30, 2005, approximately 55% of the Fund’s portfolio was invested in Australian dollar-denominated securities. Over the 12 months ended April 30, 2005, the Fund’s main Asian currencies—the South Korean Won, Philippine Peso, Thai Baht and Singapore Dollar—also strengthened against the U.S. Dollar.

Despite the fact that U.S. short term interest rates rose by 0.5% during the quarter ended April 30, 2005, the Fund’s ability to lock in fixed rates for 80% of the outstanding AMPS pursuant to the interest swap agreement referred to on the following page, has helped maintain a positive differential between the AMPS funding rates and the yields at which the Fund invests.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (continued)

As previously reported to shareholders, the Fund entered into an interest rate swap agreement, based on an aggregate notional amount of $480,000,000, which represents 80% of the total AMPS outstanding. Under the terms of the agreement, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate), and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

Remaining Term as of April 30, 2005	Amount (in $ Million)	Fixed Rate Payable (%)
42 months	144	3.54
30 months	144	3.16
18 months	96	2.69
6 months	96	2.1025

A significant risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund’s interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Hedging Committee of the Board of Directors.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (continued)

PORTFOLIO COMPOSITION

Quality of Investments

As of April 30, 2005, 80.6% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated A or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, were judged to be of equivalent quality by the Investment Manager. The following table shows the ratings of securities held by the Fund as of April 30, 2005, compared with the previous six and twelve months:

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*
Date	%	%	%	%	%	%
April 30, 2005	59.0	2.2	19.4	6.0	11.9	1.5
October 31, 2004	56.7	1.9	20.5	6.0	13.3	1.6
April 30, 2004	52.4	7.4	17.6	6.0	13.3	3.3

* Below investment grade

Geographic Composition

The table below shows the geographical composition (i.e., with U.S. dollar denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of April 30, 2005, compared with the previous six and twelve months:

	April 30, 2005	October 31, 2004	April 30, 2004
	%	%	%
Australia	48.2	55.8	55.7
Asia (including NZ)	40.1	40.5	41.3
United States	6.1	3.7	3.0
Canada	0.3	—	—
Western Europe	5.3	—	—

Total Portfolio	100.0	100.0	100.0

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of April 30, 2005, compared with the previous six and twelve months:

	Australian Dollar	Asian Currencies (including NZ dollar)	US Dollar*	Euro
Date	%	%	%	%
April 30, 2005	55.0	14.1	30.6	0.3
October 31, 2004	55.7	13.7	30.6	—
April 30, 2004	55.6	13.5	30.9	—

* Includes U.S. dollar denominated bonds issued by foreign issuers: 26.6% on April 30, 2005, 26.8% on October 31, 2004, 27.8% on April 30, 2004.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (continued)

Maturity Composition

As of April 30, 2005, the average maturity of the Fund’s assets was 7.2 years, compared with 7.7 years on October 31, 2004. The following table shows the maturity composition of the Fund’s portfolio as of April 30, 2005, compared with the previous six and twelve months:

	Under 3 Years	3 to 5 Years	5 to 10 Years	10 Years & Over
Date	%	%	%	%
April 30, 2005	34.1	20.6	31.7	13.6
October 31, 2004	32.0	22.1	32.3	13.6
April 30, 2004	25.0	23.9	40.3	10.8

Aberdeen Asia-Pacific Income Fund, Inc.

Summary of Key Rates

The following table summarizes the movements of key interest rates and currencies over the last six and twelve month periods.

	April 30, 2005		October 31, 2004		April 30, 2004
Australia
90 day bank bills		5.71%		5.44%		5.58%
10 year bonds		5.34%		5.39%		5.95%
Australian Dollar		$0.78		$0.75		$0.72

New Zealand
90 day bank bills		6.98%		6.79%		5.78%
10 year bonds		5.82%		6.03%		6.22%
New Zealand Dollar		$0.73		$0.68		$0.63

South Korea
90 day T-bills		3.38%		3.38%		3.82%
10 year bonds		4.59%		3.95%		5.18%
South Korean Won*		(Won) 997.10		(Won) 1119.50		(Won) 1173.35

Thailand
90 day deposits		1.00%		1.00%		1.00%
10 year bonds		4.30%		4.77%		4.90%
Thai Baht*	~~B~~	39.46	~~B~~	41.07	~~B~~	40.01

Philippines
90 day T-bills		6.56%		7.95%		7.18%
10 year bonds		11.83%		13.20%		11.67%
Philippines Peso*	(Peso)	54.16	(Peso)	56.33	(Peso)	56.00

Malaysia
90 day T-bills		2.45%		2.18%		2.58%
10 year bonds		4.61%		4.93%		5.10%
Malaysian Ringgit*	~~R~~	3.80	~~R~~	3.80	~~R~~	3.80

Singapore
90 day T-bills		1.97%		1.29%		0.65%
10 year bonds		2.87%		3.09%		3.26%
Singapore Dollar*	S$	1.63	S$	1.67	S$	1.70

US$ Bonds**
South Korea		4.24%		3.33%		4.13%
Malaysia		4.45%		3.87%		4.52%
Philippines Hong Kong		6.02% 4.35%		6.03% 3.83%		6.30% 4.35%

* These currencies are quoted Asian currency per U.S. dollar. The Australian and New Zealand dollars are quoted U.S. dollars per currency.

** Sovereign issues.

Aberdeen Asset Management Asia Limited

June 2005

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

April 30, 2005

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS—120.2%
	AUSTRALIA—62.5%
	Airservices Australia,
AUD 2,500	6.50%, 11/15/06	—	AAA	$1,970,911
	ANZ Banking Corporation,
AUD 10,000	6.75%, 3/22/12(a)	A1	A+	7,926,121
	Australia Postal Corporation,
AUD 22,000	6.00%, 3/25/09	—	AAA	17,310,352
	BHP Finance Limited,
AUD 12,000	6.25%, 8/15/08	A1	A+	9,470,409
	Commonwealth of Australia,
AUD 8,450	7.50%, 7/15/05	Aaa	AAA	6,621,421
AUD 5,000	10.00%, 2/15/06	Aaa	AAA	4,041,304
AUD 11,500	6.75%, 11/15/06	Aaa	AAA	9,174,580
AUD 16,500	10.00%, 10/15/07	Aaa	AAA	14,271,365
AUD 40,000	8.75%, 8/15/08	Aaa	AAA	34,417,196
AUD 173,000	7.50%, 9/15/09	Aaa	AAA	146,387,036
AUD 66,000	5.75%, 6/15/11	Aaa	AAA	52,659,006
AUD 139,000	6.50%, 5/15/13	Aaa	AAA	116,622,643
AUD 28,000	6.25%, 4/15/15	Aaa	AAA	23,354,795
AUD 52,000	6.00%, 2/15/17	Aaa	—	42,718,531
	Commonwealth Bank of Australia,
AUD 10,000	9.00%, 8/15/05	Aaa	AAA	7,878,812
AUD 8,000	6.00%, 9/1/05	Aaa	AAA	6,250,880
AUD 20,000	6.75%, 12/1/07	Aaa	AAA	16,070,772
AUD 25,200	6.25%, 9/1/09	Aaa	AAA	20,172,160
	GE Capital Australia Limited,
AUD 10,000	6.75%, 9/15/07	Aaa	AAA	7,969,354
AUD 20,000	5.25%, 8/15/08	Aaa	AAA	15,346,831
AUD 9,500	5.75%, 2/11/10	Aaa	AAA	7,365,846
	General Property Trust Management,
AUD 4,000	6.50%, 8/22/13	—	A+	3,142,052
	ING Office Finance,
AUD 4,500	6.25%, 8/19/08	—	AAA	3,534,324
	Jem Bonds Limited,
AUD 10,000	9.00%, 7/15/06	—	AAA	8,090,322
	Melbourne Airport,
AUD 4,500	6.75%, 6/15/08	Aaa	AAA	3,590,218
	New South Wales Treasury Corporation,
AUD 7,000	9.25%, 6/20/05	Aaa	AAA	5,488,048
AUD 34,000	12.60%, 5/1/06	—	—	28,320,900
AUD 20,000	12.60%, 5/1/06	Aaa	AAA	16,659,353
AUD 52,000	8.00%, 3/1/08	Aaa	AAA	43,176,879
AUD 26,000	7.00%, 12/1/10	Aaa	AAA	21,683,083
AUD 20,000	6.00%, 5/1/12	—	AAA	15,963,802
	Northern Territory Treasury,
AUD 8,000	6.50%, 7/15/05	—	—	6,255,846
AUD 5,000	10.03%, 8/9/05	Aa2	—	3,946,863
AUD 10,000	5.75%, 9/14/07	—	—	7,831,855

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2005

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

	NRMA Insurance Limited,
AUD 13,000	6.35%, 11/27/12(a)	—	AA-	$10,244,801
	Queensland Treasury Corporation,
AUD 8,000	6.50%, 6/14/05	Aaa	AAA	6,250,936
AUD 20,000	12.00%, 6/15/05	—	—	15,724,722
AUD 20,000	8.00%, 9/14/07	Aaa	AAA	16,483,314
AUD 10,000	5.50%, 5/14/10	—	AAA	7,805,487
AUD 40,000	6.00%, 6/14/11	Aaa	AAA	31,929,666
AUD 30,000	6.00%, 8/14/13	Aaa	AAA	24,128,504
AUD 30,000	6.00%, 10/14/15	Aaa	AAA	24,164,975
AUD 17,000	6.00%, 6/14/21	Aaa	AAA	13,786,560
	Rabobank Nederland,
AUD 13,000	6.00%, 3/18/10	Aaa	AAA	10,202,656
	Snowy Hydro Limited,
AUD 10,000	5.75%, 2/25/10	Aaa	AAA	7,706,873
	South Australian Financing Authority,
AUD 35,000	7.50%, 10/15/07	Aaa	AAA	28,554,484
	Southern Cross Airports Company Limited,
AUD 15,500	6.02%, 10/11/07	Aaa	AAA	12,134,583
	St. George Bank Limited,
AUD 5,000	6.00%, 9/25/12(a)	A3	—	3,896,068
USD 2,000	5.30%, 10/15/15(b)	A3	—	2,049,188
	Suncorp Metway Limited,
AUD 6,500	5.25%, 11/15/06	A2	A	5,035,153
	Tabcorp Investments No. 4 Pty Limited,
AUD 6,000	6.50%, 10/13/11	—	BBB+	4,730,173
	Telstra Corporation,
AUD 20,000	12.00%, 5/15/06	A1	A+	16,562,378
AUD 10,000	7.25%, 11/15/12	A1	A+	8,299,491
AUD 2,000	8.75%, 1/15/20	—	—	1,868,404
	Treasury Corporation of Victoria,
AUD 23,000	6.00%, 11/15/06	Aaa	AAA	18,101,658
AUD 20,500	10.25%, 11/15/06	Aaa	AAA	17,119,855
AUD 25,000	7.50%, 8/15/08	Aaa	AAA	20,652,025
	Wesfarmers Limited,
AUD 6,000	6.25%, 8/27/07	—	A-	4,710,247
AUD 5,000	6.00%, 3/30/09	—	A-	3,893,780
	Western Australia Treasury Corporation,
AUD 26,000	8.00%, 10/15/07	Aaa	AAA	21,441,667
AUD 20,000	7.50%, 10/15/09	Aaa	AAA	16,797,586
AUD 10,000	7.00%, 4/15/11	Aaa	AAA	8,348,142
AUD 8,000	8.00%, 7/15/17	Aaa	AAA	7,513,406
	Westpac Banking Corporation,
AUD 5,000	7.00%, 8/2/10(a)	A1	A+	3,913,675

				1,109,734,327

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2005

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

	CANADA—0.4%
	Ontario Province,
NZD 8,000	6.25%, 12/3/08	Aa2	AA	$5,820,193
	Quebec Province,
AUD 1,500	5.75%, 2/15/06	A1	A+	1,170,903

				6,991,096

	CHINA—1.3%
	AES China Generating Co. Limited,
USD 7,400	8.25%, 6/26/10	B1	B+	7,546,476
	Panva Gas Holdings Ltd,
USD 1,950	8.25%, 9/23/11	Ba1	BB+	2,009,097
	People’s Republic of China,
USD 10,000	9.00%, 1/15/96	A2	BBB+	13,444,310

				22,999,883

	FRANCE—1.5%
	Dexia Municipal Agency,
AUD 34,000	6.00%, 10/15/07	Aaa	AAA	26,726,160

	GERMANY—1.2%
	DSL Bank,
AUD 15,000	6.25%, 11/15/06	Aaa	—	11,805,757
	Helaba International Finance,
NZD 3,000	6.75%, 9/12/06	Aaa	AA+	2,188,109
	Landwirtschaft Rentenbank,
AUD 10,000	6.00%, 9/15/09	Aaa	AAA	7,871,621

				21,865,487

	HONG KONG—4.8%
	CITIC Ka Wah Bank,
USD 4,100	7.625%, 7/5/11(a)	Baa3	—	4,207,461
USD 6,950	9.125%, 5/31/12(a)(c)	Baa3	—	8,134,072
	Hutchison Whampoa International Limited,
USD 5,500	5.45%, 11/24/10(b)	A3	A-	5,633,045
USD 6,000	7.00%, 2/16/11	A3	A-	6,617,490
USD 18,700	6.50%, 2/13/13	A3	A-	20,090,270
USD 9,400	6.25%, 1/24/14(b)	A3	A-	9,920,262
USD 2,400	7.45%, 11/24/33	A3	A-	2,714,683
USD 3,900	7.45%, 11/24/33(b)	A3	A-	4,384,095
	Kowloon Canton Ry Corporation,
USD 14,300	8.00%, 3/15/10	A1	A+	16,513,368
	PCCW-HKTC Capital Limited,
USD 5,600	8.00%, 11/15/11	Baa2	BBB	6,509,714

				84,724,460

	INDIA—0.5%
	Reliance Industries Limited,
USD 7,250	10.25%, 1/15/97	Ba2	BB+	8,443,785

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2005

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

	INDONESIA—1.7%
	Excelcomindo Finance Company,
USD 2,750	8.00%, 1/27/09(b)	B2	B+	$2,763,750
	Freeport McMoran Copper & Gold,
USD 5,250	10.125%, 2/1/10	B1	B+	5,748,750
	Indonesian Satellite Corporation,
USD 2,750	7.75%, 11/5/10(b)	B1	BB-	2,798,125
	Medco Energi Internasional,
USD 5,825	8.75%, 5/22/10(b)	B2	B+	5,825,000
	MGTI Finance Co Ltd,
USD 4,000	8.375%, 9/15/10	B2	B+	4,067,404
	PT Bank Mandiri Cayman,
USD 1,600	10.625%, 8/2/12(a)	B3	B	1,711,261
	PT Bank Negara Indonesia,
USD 1,500	10.00%, 11/15/12(a)	B3	B-	1,605,000
	Republic of Indonesia,
USD 3,100	6.75%, 3/10/14(b)	B2	B+	2,976,000
	Semen Cibinong,
USD 3,000	2.795%, 8/13/10(a)(d)	—	—	2,700,000

				30,195,290

	JAPAN—0.9%
	Mizuho Financial Group,
USD 1,600	5.79%, 4/15/14(b)	A2	BBB+	1,655,232
	Sumitomo Mitsui Banking,
USD 5,400	8.15%, 8/1/08(c)	A2	—	5,823,193
	UFJ Finance Aruba AEC,
USD 5,000	8.75%, 11/13/08(c)(e)	A2	—	5,482,000
USD 3,200	6.75%, 7/15/13	A2	BBB+	3,527,299

				16,487,724

	MALAYSIA—5.1%
	Bumiputra Commerce Bank Berhad,
USD 5,500	5.125%, 10/16/08(a)(c)	Baa1	BBB-	5,553,556
	IOI Ventures,
USD 1,450	5.25%, 3/16/15	A3	BBB+	1,442,737
	Malayan Banking Berhad,
USD 3,000	6.125%, 7/6/07(a)	Baa1	BBB	3,106,512
	Malaysia Government Bonds,
MYR 7,000	6.812%, 11/29/06	A3	A+	1,961,457
MYR 54,000	4.305%, 2/27/09	A3	—	14,669,053
MYR 3,890	6.844%, 10/1/09	A3	A+	1,167,151
USD 7,990	7.50%, 7/15/11	A3	A-	9,167,926
MYR 6,500	3.833%, 9/28/11	A3	A+	1,730,084
MYR 26,900	3.702%, 2/25/13	A3	A+	6,826,988
MYR 5,500	5.094%, 4/30/14	A3	—	1,512,138
	Petroliam Nasional Berhad,
USD 6,800	7.00%, 5/22/12	A2	A-	7,667,496
USD 10,500	7.75%, 8/15/15	A2	A-	12,729,444
USD 4,000	7.875%, 5/22/22	A2	A-	4,908,676

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2005

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

	Telekom Malaysia,
USD 3,000	7.875%, 8/1/25(e)	A3	A-	$3,715,071
	Tenaga Nasional Berhad,
USD 14,000	7.50%, 1/15/96(b)	Baa2	BBB	14,652,625

				90,810,914

	NEW ZEALAND—0.6%
	New Zealand Government Bonds,
NZD 4,000	7.00%, 7/15/09(e)	Aaa	AAA	3,045,005
NZD 10,000	6.00%, 4/15/15(e)	Aaa	AAA	7,405,577

				10,450,582

	PHILIPPINES—10.4%
	Bangko Sentral ng Pilipinas,
USD 4,000	8.60%, 6/15/27	B1	BB-	3,560,000
	Globe Telecom,
USD 4,750	9.75%, 4/15/07(c)	Ba3	BB-	5,177,500
	Metropolitan Bank & Trust Company,
USD 2,400	8.50%, 11/20/07(a)(e)	B1	—	2,401,135
	National Power Corporation,
USD 7,000	8.40%, 12/15/16	—	BB-	6,181,371
	Philippine Government Bonds,
PHP 40,000	15.25%, 8/9/06	B1	—	787,222
PHP 372,800	18.00%, 11/26/08	B1	—	8,323,219
PHP 95,000	13.00%, 4/25/12	B1	—	1,849,490
PHP 133,000	11.875%, 5/29/23	B1	—	2,387,951
	Philippine Long Distance Telecom,
USD 2,300	9.875%, 8/1/05	Ba3	BB-	2,325,300
USD 1,500	9.25%, 6/30/06	Ba3	BB-	1,580,625
USD 2,000	10.625%, 5/15/07	Ba3	—	2,170,000
USD 1,300	10.50%, 4/15/09	Ba3	BB-	1,475,500
USD 1,000	11.375%, 5/15/12	Ba3	BB-	1,175,000
USD 1,000	8.35%, 3/6/17	Ba3	BB-	995,000
	Republic of Philippines,
USD 3,000	7.50%, 9/11/07	B1	BB-	3,136,500
USD 9,100	8.875%, 4/15/08	B1	BB-	9,759,750
USD 15,250	8.375%, 3/12/09(e)	B1	BB-	15,993,438
USD 22,000	9.875%, 3/16/10	B1	BB-	24,227,500
USD 28,658	8.375%, 2/15/11	B1	BB-	29,087,870
USD 1,000	8.25%, 1/15/14	B1	BB-	990,000
USD 2,000	8.875%, 3/17/15	B1	BB-	2,020,000
USD 14,100	9.375%, 1/18/17	B1	BB-	14,946,000
USD 2,000	6.50%, 12/1/17(a)	B1	BB-	1,994,750
USD 16,050	9.875%, 1/15/19	B1	BB-	16,812,375
USD 12,879	10.625%, 3/16/25	B1	BB-	13,893,221
	SM Investors Corporation,
USD 4,450	8.00%, 10/16/07	—	—	4,617,947

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2005

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

	Universal Robina,
USD 5,700	9.00%, 2/6/08	B1	BB-	$5,917,643
USD 1,750	8.25%, 1/20/12	B1	BB-	1,734,787

				185,521,094

	SINGAPORE—5.0%
	Cable & Wireless Optus Finance,
USD 5,800	8.00%, 6/22/10	A2	A+	6,626,523
	DBS Bank,
USD 11,500	7.657%, 3/15/11(a)(c)	A1	—	13,123,816
USD 5,000	7.125%, 5/15/11	Aa3	A-	5,616,060
	Flextronics International Limited,
USD 9,600	6.50%, 5/15/13	Ba2	BB-	9,168,000
	Oversea - Chinese Banking Corporation,
SGD 3,200	5.00%, 9/6/11	A1	A-	2,167,728
USD 7,600	7.75%, 9/6/11	A1	A-	8,805,459
	Singapore Telecommunications,
SGD 3,250	3.21%, 3/15/06	A1	A+	2,005,390
USD 2,600	6.375%, 12/1/11(e)	A1	A+	2,841,881
	Singapore Government Bonds,
SGD 10,000	4.00%, 3/1/07	Aaa	AAA	6,323,163
SGD 16,000	1.50%, 4/1/08	Aaa	AAA	9,608,047
SGD 13,000	4.625%, 7/1/10	Aaa	AAA	8,787,555
SGD 9,500	3.625%, 7/1/14	Aaa	AAA	6,170,019
SGD 10,600	4.00%, 9/1/18	Aaa	AAA	7,010,825

				88,254,466

	SOUTH KOREA—12.5%
	Equus Cayman Finance Ltd.,
USD 7,800	5.50%, 9/12/08	Baa3	BB+	7,875,738
	Hana Bank,
USD 7,050	8.748%, 12/17/12(a)(c)	—	BBB-	8,494,841
	Hyundai Motors Manufacturing,
USD 2,400	5.30%, 12/19/08(b)	Baa3	BB+	2,414,136
	Inchon Metropolitan City,
JPY 500,000	3.70%, 4/26/06(f)	—	—	4,904,894
	Industrial Bank of Korea,
USD 3,900	4.375%, 12/4/07	A3	BBB+	3,896,903
USD 2,300	3.50%, 6/11/08(e)	A3	BBB+	2,230,671
	Kookmin Bank,
USD 4,700	4.625%, 12/10/07	A3	BBB+	4,714,523
	Koram Bank,
USD 1,550	4.68%, 6/18/13(a)	—	—	1,553,100
	Korea Development Bank,
USD 3,000	5.25%, 11/16/06	A3	A-	3,049,470
USD 5,500	5.75%, 9/10/13	A3	A-	5,758,115
	Korea Electric Power Corporation,
USD 3,300	7.75%, 4/1/13	A3	A-	3,900,072
USD 10,000	7.00%, 2/1/27	A3	A-	10,493,750

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2005

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

	Korea Exchange Bank,
USD 3,550	13.75%, 6/30/10(a)	Baa3	BB	$3,668,705
	Korea First Bank,
USD 6,000	5.75%, 3/10/13(a)	Baa1	BBB	6,169,440
USD 3,950	7.267%, 3/3/14(a)(b)(c)	—	BBB	4,390,887
	Korea Highway Corporation,
USD 2,200	4.90%, 7/1/13	A3	A-	2,175,800
	Korea Hydro & Nuclear Power,
USD 2,750	4.25%, 1/29/08	A3	A-	2,730,582
	Korea South East Power Co. Limited,
USD 3,900	4.75%, 6/26/13	A3	—	3,811,860
	Korea Treasury Bonds,
KRW 19,170,000	7.15%, 4/11/06	A3	—	19,835,538
KRW 30,000,000	5.64%, 10/17/06	A3	—	30,860,195
KRW 9,800,000	6.15%, 7/10/07	A3	—	10,306,866
KRW 10,000,000	3.50%, 12/10/09	A3	—	9,820,720
KRW 16,674,000	6.91%, 7/18/11	A3	—	19,139,866
	Korea Treasury Bond - Embarc,
USD 10,000	4.7963%, 10/11/07(g)	—	—	10,418,869
USD 2,900	4.8115%, 10/11/07(g)	—	—	3,021,472
USD 10,000	4.75%, 3/14/08(g)	—	—	10,209,435
	LG Telecom Limited,
USD 3,800	8.25%, 7/15/09(b)	Ba2	BB+	3,935,318
	National Agricultural Coop. Federation,
USD 1,500	3.45%, 6/20/08	A3	BBB+	1,447,461
	Pohang Iron & Steel Corporation,
USD 4,000	7.125%, 11/1/06	A3	A-	4,174,524
	Republic of South Korea,
USD 7,800	8.875%, 4/15/08	A3	A-	8,759,704
	Shinhan Bank,
USD 1,600	6.25%, 9/8/08(a)	Baa2	BB+	1,660,384
USD 4,800	5.663%, 3/2/15(a)	Baa3	BB+	4,687,200
	SK Corporation,
USD 2,000	7.50%, 5/31/06	Ba2	—	2,058,986

				222,570,025

	SWEDEN—0.4%
	Kingdom of Sweden,
AUD 8,287	7.875%, 4/23/07	Aaa	AAA	6,732,668

	SWITZERLAND—3.5%
	Eurofima,
AUD 8,170	9.875%, 1/17/07	Aaa	AAA	6,810,596
AUD 30,000	6.50%, 8/22/11	Aaa	AAA	24,327,654
AUD 30,000	6.00%, 1/28/14	Aaa	AAA	23,726,923
AUD 10,000	6.25%, 12/28/18	Aaa	AAA	8,123,007

				62,988,180

	TAIWAN—0.1%
	Chinatrust Comm Bank HK
USD 1,550	5.625%, 3/17/15(a)(c)(e)	Baa1	BBB-	1,559,006

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2005

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

	THAILAND—5.0%
	Bangkok Bank Public Company,
USD 8,500	8.75, 3/15/07	Baa2	BB-	$9,106,331
USD 4,000	9.025%, 3/15/29	Baa2	BB-	4,954,528
USD 10,000	9.025%, 3/15/29(b)	Baa2	BB-	12,433,521
	Kasikornbank,
USD 4,700	8.25%, 8/21/16	Baa2	BB-	5,593,000
	Nestle (Thai) Limited,
THB 105,000	2.16%, 6/19/08	—	AAA	2,537,802
	PTT Public Company Limited,
USD 1,950	5.75%, 8/1/14(b)	Baa1	BBB+	2,027,298
	Thailand Government Bonds,
THB 63,100	8.50%, 10/14/05	Baa1	A	1,642,457
THB 44,000	8.00%, 12/8/06	Baa1	—	1,204,962
THB 359,000	5.60%, 7/7/07	Baa1	—	9,591,477
THB 130,000	8.50%, 12/8/08	Baa1	A	3,866,222
THB 77,000	5.375%, 11/30/11	Baa1	—	2,127,296
THB 247,000	4.125%, 11/1/12	Baa1	—	6,345,753
THB 160,000	5.00%, 12/3/14	Baa1	—	4,334,897
THB 207,000	5.50%, 1/18/17	Baa1	—	5,794,605
THB 50,000	3.875%, 3/7/18	Baa1	—	1,194,531
THB 200,000	5.50%, 8/13/19	Baa1	—	5,532,320
THB 91,000	5.125%, 11/8/22	Baa1	—	2,367,335
	Total Access Communication Public,
USD 6,400	8.375%, 11/4/06	Ba2	BB	6,786,458
USD 900	8.375%, 11/4/06(b)	Ba2	BB	954,346
THB 24,000	5.80%, 10/30/09	—	BB	632,874

				89,028,013

	UNITED STATES—2.7%
	Bank of America Corporation,
AUD 2,000	6.50%, 9/15/09	Aa2	AA-	1,592,005
	Federal National Mortgage Association,
AUD 26,065	6.375%, 8/15/07	Aaa	AAA	20,641,464
	KFW International Finance,
AUD 5,513	9.125%, 7/26/05	Aaa	AAA	4,337,188
	Merrill Lynch & Company,
USD 2,700	12.50%, 9/17/12(a)(h)(i)	—	—	2,875,500
AUD 6,000	6.75%, 3/12/14	Aa3	A+	4,838,959
	Principal Finance Global Fund,
AUD 16,650	7.00%, 7/15/05	—	AA	13,026,477

				47,311,593

	VIETNAM—0.1%
	Vietnam Socialist’s Republic,
USD 1,600	3.75%, 3/12/28(a)	—	BB-	1,168,000

Total long-term investments (cost US$1,797,966,732)				2,134,562,753

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2005

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

SHORT-TERM INVESTMENTS—9.2%
	NEW ZEALAND—0.1%
	New Zealand Call Deposit,
NZD 2,312	0.00%, 10/31/05	—	—	$1,692,829

	SOUTH KOREA—1.4%
	HSBC—KRW Linked CD
KRW 24,204,000	0.00%, 10/25/05(j)	—	—	23,904,818

	UNITED STATES—7.7%
USD 95,636	Repurchase Agreement, State Street Bank and Trust Company
	2.65% dated 4/29/05, due 5/2/05 in the amount of $95,657,120 (collateralized by $17,535,000 U.S. Treasury Note, 2.25% due 4/30/06; value $17,535,00 and $80,725,000 U.S. Treasury Note, 2.375% due 8/15/06; value $80,018,656)			95,636,000
Shares
USD 41,144,800	State Street Navigator Prime Portfolio(k) (cost $41,144,800)			41,144,800

				136,780,800

Total short-term investments (cost US$161,967,275)				162,378,447

Total Investments—129.4% (cost US$1,959,934,007)				2,296,941,200
Other assets in excess of liabilities—4.4%				78,379,036
Liquidation value of preferred stock—(33.8%)				(600,000,000)

Net Assets Applicable to Common Shareholders—100.0%				$1,775,320,236

AUD—Australian Dollar

JPY—Japanese Yen

KRW—South Korean Won

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PHP—Philippine Peso

SGD—Singapore Dollar

THB—Thailand Baht

USD—United States Dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2005.
(b)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate market value of these securities amounted to $78,812,828 or 4.4% of net assets applicable to common shareholders.
(c)	The date presented for these instruments represents the next call date.
(d)	Illiquid security.
(e)	Security, or portion thereof, on loan. With an aggregate market value of $40,057,627; cash collateral of $41,144,800 was received with which the Fund purchased securities.
(f)	Security is linked to the movement of the South Korean won using a currency swap.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

April 30, 2005

(g)	Value of security is linked to the value of Government of Korea Bank bonds 4.02%-4.81%, 10/11/07-3/14/08 and the movement of the South Korean won.
(h)	Security is linked to the Philippine Peso.
(i)	Represents fair value.
(j)	Security is linked to the movement of the South Korean won.
(k)	Represents security purchased with cash collateral received for securities on loan.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Unrealized Appreciation
Sale contracts:
UBS AG	October 31, 2005	$96,000	2.1025%	$648,768
UBS AG	October 31, 2006	96,000	2.6900%	1,507,680
UBS AG	October 31, 2007	144,000	3.1600%	2,683,296
UBS AG	October 31, 2008	144,000	3.5400%	2,413,584

				$7,253,328

Cross Currency Interest Rate Swap Agreement

Notional Amount of Currency Sold	Interest Rate Paid by Fund based on Currency Sold*	Notional Amount of Currency Purchased	Interest Rate Paid by Counterparty based on Currency Purchased*	Termination Date	Unrealized Appreciation
JPY 500,000,000	3.70%	KRW 5,124,367,250	11.50%	April 26, 2006	$608,232

*	Net receipts or payments of such amounts are exchanged semi-annually. Counterparty is Credit Suisse First Boston.

Futures Contracts

	Expiration Date	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contract:
Australian Treasury Bond 6%—10 year	June 2005	249	$458,647
Sale contracts:
Australian Treasury Bond 6%—3 year	June 2005	203	(137,712)
United States Treasury Note 6%—5 year	June 2005	175	(113,476)
United States Treasury Note 6%—10 year	June 2005	150	(194,531)
United States Treasury Bond 6%—30 year	June 2005	25	(47,852)

			$(34,924)

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

April 30, 2005

Forward Currency Contracts

Foreign Currency	Currency Amount	Value at Settlement Date Payable	Value at April 30, 2005	Unrealized Appreciation/ (Depreciation)
Purchase contracts:
Indian Rupee settlement date
6/8/05	INR896,195,740	$20,522,000	$20,541,599	$19,599
Japanese Yen settlement date
5/26/05	JPY3,108,651,500	30,500,000	29,700,639	(799,361)
7/25/05	JPY3,071,477,000	29,000,000	29,510,145	510,145
Philippine Peso settlement date
6/16/05	PHP 1,034,742,500	19,100,000	19,061,999	(38,001)
Singapore Dollar settlement date
5/26/05	SGD19,848,180	12,200,000	12,154,316	(45,684)
7/25/05	SGD19,733,400	12,000,000	12,109,092	109,092
South Korean Won settlement date
5/26/05	KRW 18,907,560,000	18,300,000	18,958,273	658,273
7/25/05	KRW18,135,000,000	18,000,000	18,179,540	179,540
Thailand Baht settlement date
6/30/05	THB376,560,000	9,600,000	9,550,089	(49,911)

		$169,222,000	$169,765,692	$543,692

Sale contract:
Australian Dollar settlement date
5/26/05	AUD80,000,000	61,000,000	62,344,311	(1,344,310)
7/25/05	AUD76,509,110	59,000,000	59,383,335	(383,335)

		$120,000,000	$121,727,646	$(1,727,645)

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of April 30, 2005 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,281,711,823	$64,024,980	$(48,795,603)	$15,229,377

For federal income tax purposes, the Fund has a net capital loss carryforward as of October 31, 2004 of approximately $21,396,000 of which $19,311,000 expires in 2010 and $2,085,000 expires in 2012.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Assets and Liabilities (unaudited)

April 30, 2005

Assets
Investments, at value including securities on loan of $40,057,627 (cost $1,959,934,007) .	$2,296,941,200
Foreign currency, at value (cost $85,106,390)	89,237,749
Cash	1,040,778
Interest receivable	36,064,606
Net unrealized appreciation on interest rate and currency swaps	7,990,662
Variation margin receivable for futures contracts	4,182,815
Unrealized appreciation on forward currency contracts	1,476,649
Prepaid expenses	625,270

Total assets	2,437,559,729

Liabilities
Collateral for securities on loan	41,144,800
Dividends payable to common shareholders	9,277,578
Payable for investments purchased	6,190,989
Unrealized depreciation on forward currency contracts	2,660,602
Investment management fee payable	1,243,311
Administration fee payable	215,108
Dividends payable to preferred shareholders	30,340
Accrued expenses and other liabilities	1,476,765

Total liabilities	62,239,493

Preferred stock
$.01 par value per share and $25,000 liquidation value per share applicable to 24,000 shares; Note 6	600,000,000

Net Assets Applicable to Common Shareholders	$1,775,320,236

Composition of Net Assets Applicable to Common Shareholders
Common stock (par value $.01 per share)	$2,650,737
Paid-in capital in excess of par	1,772,527,113
Distributions in excess of net investment income	(58,234,158)
Accumulated net realized loss on investments	(21,666,409)
Net unrealized appreciation on investments	66,189,769
Accumulated net realized foreign exchange losses	(268,123,783)
Net unrealized foreign exchange gains	281,976,967

Net Assets Applicable to Common Shareholders	$1,775,320,236

Net asset value per common share based on 265,073,644 shares issued and outstanding	$6.70

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2005

Net Investment Income
Income
Interest and discount earned (net of foreign withholding taxes of $3,144,682)	$64,016,142
Income from securities loaned, net	112,171

Total Income	64,128,313

Expenses
Investment management fee	6,107,105
Administration fee	1,055,614
Custodian’s fees and expenses	894,422
Auction agent’s fees and expenses	659,185
Legal fees and expenses	385,221
Insurance expense	362,002
Directors’ fees and expenses	292,971
Reports to shareholders and proxy solicitation	277,633
Transfer agent’s fees and expenses	102,156
Independent accountant’s fees and expenses	83,432
Investor relations fees and expenses	76,315
Miscellaneous	115,115

Total operating expenses	10,411,171

Net investment income	53,717,142

Realized and Unrealized Gains/(Losses) on Investments, Swaps and Foreign Currencies
Net realized gain/(loss) on:
Investment transactions	2,091,796
Interest rate and currency swaps	(834,764)
Futures contracts	197,467
Foreign currency transactions	25,397,760

26,852,259

Net change in unrealized appreciation/(depreciation) of:
Investment transactions	(4,501,903)
Interest rate and currency swaps	7,471,388
Futures contracts	445,667
Foreign currency translations	53,872,607

57,287,759

Net increase in total net assets resulting from operations	137,857,160

Dividends to Preferred Shareholders from Net Investment Income	(7,418,796)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$130,438,364

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statements of Changes in Net Assets Applicable to Common Shareholders

	For the Six Months Ended April 30, 2005 (unaudited)	Year Ended October 31, 2004
Increase/(Decrease) in Net Assets Applicable to Common shareholders
Operations
Net investment income	$53,717,142	$94,944,718
Net realized gains on investment transactions, interest rate swaps, currency swaps and futures contracts	26,852,259	31,343,601
Net change in unrealized appreciation/(depreciation) on investments, futures swaps and foreign currency translation	57,287,759	77,462,652

Net increase in net assets resulting from operations	137,857,160	203,750,971

Dividends to preferred shareholders from net investment income	(7,418,796)	(8,607,738)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	130,438,364	195,143,233

Dividends and distributions to common shareholders:
From net investment income	(46,298,346)	(97,728,450)
In excess of net investment income	(9,367,180)	—
Tax return of capital	—	(13,515,250)

Net decrease in net assets applicable to common shareholders resulting from dividends and distributions	(55,665,526)	(111,243,700)

Common Stock Transactions
Reinvestment of dividends resulting in the issuance of 13,081 and 406,563 shares of common stock, respectively	88,558	2,580,534

Total increase in net assets applicable to common shareholders	74,861,396	86,480,067

Net Assets Applicable to Common Shareholders
Beginning of period	1,700,458,840	1,613,978,773

End of period (including distributions in excess of net investment income ($58,234,158) and ($48,866,978), respectively)	$1,775,320,236	$1,700,458,840

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Financial Highlights

	For the Six Months Ended April 30, 2005 (unaudited)
PER SHARE OPERATING PERFORMANCE(1):
Net asset value per common share, beginning of period	$6.42

Net investment income	0.20
Net realized and unrealized gains/(losses) on investments, foreign currencies, futures and swaps	0.32
Dividends to preferred shareholders:
From net investment income	(0.03)
From net realized gains on investment transactions	—

Total from investment operations applicable to common shareholders	0.49

Dividends and distributions to common shareholders:
From net investment income	(0.17)
In excess of net investment income	(0.04)
Tax return of Capital	—
From net realized gains on investment transactions	—

Decreased resulting from Fund share repurchase	—

Total dividends and distributions	(0.21)

Net asset value per common share, end of period	$6.70

Market value, end of period	$6.25

TOTAL INVESTMENT RETURN BASED ON(3):
Market value	1.79%
Net asset value	7.76%
RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/SUPPLEMENTARY DATA(4):
Net assets applicable to common shareholders, end of period (000 omitted)	$1,775,320
Average net assets applicable to common shareholders (000 omitted)	1,764,541
Operating expenses(5)	1.19	%(6)
Net investment income available to common shareholders	5.29	%(6)
Portfolio turnover	5%
Senior securities (preferred stock) outstanding (000 omitted)	$600,000
Asset coverage on preferred stock at period end	396%

(1)	Calculated based upon average shares outstanding during the year.
(2)	Less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(4)	Ratios calculated on the basis of income, expenses and preferred share dividends applicable to both the common and preferred shares relative to the average net assets of common shareholders. Expense ratios relative to the average net assets of common and preferred shareholders are .89%, .96%, 1.03%, 1.03%, 1.03% and .98%, respectively. Ratios to average net assets of net investment income before preferred stock dividends are 6.14%, 5.74%, 7.07%, 8.18%, 10.76% and 10.52% respectively. Ratios to average net assets of preferred stock dividends are .85%, .52%, .57%, .97%, 2.28% and 2.30%, respectively.
(5)	Includes expenses of both preferred and common stock.
(6)	Annualized

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Financial Highlights (concluded)

For the Year Ended October 31,
2004	2003	2002	2001	2000

$6.10	$5.06	$4.65	$4.78	$6.20

0.36	0.40	0.40	0.53	0.60
0.41	1.09	0.50	(0.01)	(1.28)

(0.03)	(0.03)	(0.05)	(0.11)	(0.13)
—	—	—	—	(0.01)

0.74	1.46	0.85	0.41	(0.82)

(0.37)	(0.31)	(0.16)	(0.22)	(0.39)

(0.05)	(0.11)	(0.28)	(0.32)	(0.21)
—	—	—	—	—

—	—	— (2)	—	—

(0.42)	(0.42)	(0.44)	(0.54)	(0.60)

$6.42	$6.10	$5.06	$4.65	$4.78

$6.34	$6.03	$4.25	$4.02	$3.86

12.58%	53.64%	17.01%	18.74%	(26.73)%
12.69%	30.55%	19.65%	10.91%	(12.19)%

$1,700,459	$1,613,979	$1,339,871	$1,241,841	$1,279,346
1,654,712	1,496,312	1,280,112	1,299,044	1,530,638
1.30%	1.45%	1.51%	1.51%	1.36%
5.22%	6.51%	7.21%	8.48%	8.22%
13%	37%	36%	47%	64%
$600,000	$600,000	$600,000	$600,000	$600,000
384%	369%	326%	308%	316%

NOTE:	Contained above is operating performance for a share of common stock outstanding, total investment return, ratios to average net assets of common shareholders and other supplemental data for each of the years indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Fund’s common shares.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) was incorporated in Maryland on March 14, 1986 as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation. The Fund will seek to achieve its investment objective through investment in Australian and Asian debt securities. In order to comply with a rule adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 regarding fund names, the Board of Directors has adopted an investment policy that, for as long as the name of the Fund remains Aberdeen Asia-Pacific Income Fund, Inc., it shall be the policy of the Fund normally to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in Asian debt securities, Australian debt securities and New Zealand debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Board of Directors upon 60 days prior written notice to shareholders. There can be no assurance that the Fund will achieve its objectives. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Basis of Presentation:

The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America, using the United States dollar as both the functional and reporting currency. However, the Australian dollar is the functional currency for Federal tax purposes (see Taxes below).

Security Valuation:

The Fund’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Fund. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source. Investments in mutual funds are valued at their net asset value.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Fund is required to “fair value price” an asset is dependent on the

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Fund might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Fund’s net asset value, the security may be valued at its fair value.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation:

Australian dollar (“AUD”), New Zealand dollar (“NZD”) and Asian currency amounts are translated into United States dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the exchange rates at the end of the reporting period;

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at April 30, 2005. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized and unrealized foreign exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains/(losses) in the value of portfolio securities and other assets and liabilities arising as a result of changes in

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

the exchange rate. Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets at April 30, 2005 represent foreign exchange gains (losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The exchange rate at April 30, 2005 was US$0.78 to A$1.00.

Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are recorded on the accrual basis.

Forward Currency Contracts:

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to manage its foreign currency exposure. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or commodities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund periodically, depending on the periodic fluctuations in the value of the underlying security or commodity. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts to manage its interest rate exposure. Under a variety of circumstances, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Securities Lending:

The Fund’s investment policies permit the Fund to lend to banks and broker-dealers, portfolio securities with an aggregate market value of up to 15% of the Fund’s total assets, when it deems advisable. Pursuant to a securities lending agreement (“Agreement”) between the Fund and State Street Bank and Trust Company (“State Street”), any loans made under the Agreement must be secured by collateral (consisting of any combination of cash, U.S. Government securities, irrevocable letters of credit or other high-quality debt securities) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. An amendment to the Agreement provides that the cash collateral may be invested in State Street Navigator Prime Portfolio, an affiliate of State Street, and proceeds from this investment are divided 70% to the Fund and 30% to State Street.

The Agreement also provides that the Fund may terminate the loans at any time and demand the return of the securities, and that the Fund will continue to receive all interest, dividends and other distributions obtained on any of the loaned securities and will continue to have voting rights with respect to the securities.

If the Fund makes investments with cash collateral received for securities loaned, the Fund records the investments in the portfolio of investments and records a corresponding liability in the statement of assets and liabilities.

In the event the Fund lends its portfolio securities, the Fund may be exposed to counterparty risk, which may result in the delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent. However, under the amendment to the Agreement, State Street will indemnify the Fund in the case of borrower default.

Interest Rate and Currency Swaps:

The Fund may engage in certain swap transactions in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return or to hedge the auction market preferred stock (AMPS).

An interest rate swap is an agreement between two parties which involves the exchange of floating and fixed rate interest payments (an interest rate and currency swap involves the exchange of interest rate payments in another currency) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of interest payments between the parties.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

A significant type of risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund’s interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Hedging Committee of the Board of Directors.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Distributions:

It is the Fund’s current policy to pay dividends from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in Note 6.

Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

Taxes:

For federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains and losses resulting from the repatriation of Australian dollars into United States dollars or transactions in New Zealand dollars or Asian country currencies are recognized for U.S. tax purposes.

No provision has been made for United States income taxes because it is the Fund’s policy to continue to meet the requirements of the United States Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.

Use of Estimates:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Note 2. Agreements

Aberdeen Asset Management Asia Limited (the “Investment Manager”) serves as investment manager to the Fund and Aberdeen Asset Management Limited (the “Investment Adviser”) serves as investment adviser to the Fund, pursuant to a management agreement and an advisory agreement, respectively. The Investment Manager and the Investment Adviser are direct or indirect wholly-owned subsidiaries, respectively, of Aberdeen Asset Management PLC.

The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.

The management agreement provides the Investment Manager with a fee, computed weekly and payable monthly, at the following annual rates: 0.65% of the Fund’s average weekly total net assets of common and preferred shareholders up to $200 million, 0.60% of such assets between $200 million and $500 million, 0.55% of such assets between $500 million and $900 million, 0.50% of such assets between $900 million and $1.75 billion and 0.45% of such assets in excess of $1.75 billion.

The Investment Manager pays fees to the Investment Adviser for its services rendered. The Investment Manager informed the Fund that it paid $1,541,786 to the Investment Adviser during the six months ended April 30, 2005.

Aberdeen Asset Managers (C.I.) Limited (“AAMCIL”), an affiliate of the Investment Manager and the Investment Adviser, provided certain trading and administrative services to the Fund pursuant to memoranda of understanding among the Investment Manager, the Investment Adviser and AAMCIL. The Investment Manager informed the Fund that the Investment Manager and the Investment Adviser paid $1,518,309 to AAMCIL during the six months ended April 30, 2005.

Aberdeen Asset Management Inc. (“AAMI”), an affiliate of the Fund’s Investment Manager and Investment Adviser, is the Fund’s administrator, pursuant to an agreement under which AAMI receives a fee, payable monthly, at an annual rate equal to 0.12% of the Fund’s average weekly net assets of common and preferred shareholders up to $900 million, 0.08% of such assets between $900 million and $1.75 billion and 0.06% of such assets in excess of $1.75 billion.

Under terms of an Investor Relations Services Agreement, AAMI serves as the Fund’s investor relations services provider. This agreement provides AAMI with a monthly retainer fee of $10,000 plus out-of-pocket expenses. During the six months ended April 30, 2005, the Fund incurred fees of approximately $73,434 for the services of AAMI. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six month period ended April 30, 2005 aggregated $104,652,256 and $154,016,383, respectively.

Note 4. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) in the Statement of Assets and Liabilities in a way that more closely represents their tax character, certain adjustments have been made to paid-in capital in excess of par, undistributed net investment income (loss) and accumulated net realized gains (loss) on investments.

Note 5. Common Stock

There are 400 million shares of common stock authorized. At April 30, 2005, there were 265,073,644 common shares issued and outstanding.

On March 1, 2001, the Board of Directors approved a stock repurchase program. The stock repurchase program allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12 month period if and when the discount to net asset value is at least 10%. For the six months ended April 30, 2005 and the year ended October 31, 2004, the Fund did not repurchase or cancel any shares through this program.

Note 6. Preferred Stock

The Preferred Stock shareholders have rights as determined by the Board of Directors. The 24,000 shares of Auction Market Preferred Stock (“Preferred Stock”) outstanding consist of nine series as follows: Series A—3,000 shares, Series B—3,000 shares, Series C—2,000 shares, Series D—4,000 shares, Series E—2,000 shares, Series F—2,000 shares, Series G—3,000 shares, Series H—2,500 shares and Series I—2,500 shares.

Dividends on each series of Preferred Stock are cumulative at a rate established at the initial public offering and are typically reset every 28 days for Series A through D and every seven days for Series E through I based on the results of an auction. Dividend rates ranged from 1.79% to 3.45% during the period ended April 30, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.

The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at liquidation value plus any accumulated but unpaid dividends. The

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Preferred Stock is also subject to mandatory redemption at liquidation value plus any accumulated but unpaid dividends if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Charter are not satisfied.

The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of Preferred Stock are also entitled to elect two of the Fund’s directors.

Note 7. Subsequent Distributions

Subsequent to April 30, 2005, the Board of Directors declared a monthly distribution of 3.5 cents per share payable on May 16, 2005 and June 20, 2005 to common shareholders of record as of May 31, 2005 (ex-dividend date May 26, 2005) and June 30, 2005 (ex-dividend date June 28, 2005, respectively).

Subsequent to April 30, 2005, dividends and distributions declared and paid on Preferred Stock totaled $2,622,740 for the nine outstanding preferred share series in the aggregate through June 20, 2005.

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited)

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders was held on Friday, April 8, 2005, at 800 Scudders Mill Road, Plainsboro, New Jersey. The description of each proposal and number of shares voted at the meeting are as follows:

(1)	To elect three directors to serve as Class II directors for a three-year term expiring in 2008:

	Votes For	Votes Withheld
P. Gerald Malone	235,978,090	2,792,880
Peter D. Sacks	236,003,616	2,767,354
Brian M. Sherman	236,072,904	2,698,066

(2)	To elect two directors to represent the interests of the holders of the preferred stock for the ensuing year:

	Votes For	Votes Withheld
Dr. Anton E. Schrafl	21,361	206
John T. Sheehy	21,402	165

Directors whose term of office continued beyond this meeting are as follows: Anthony E. Aaronson, David L. Elsum, Martin Gilbert, Beverley Hendry, Neville J. Miles, Peter O’Connell, and William J. Potter

Considerations in Approving Renewal of Management Agreement and Investment Advisory Agreement (collectively “Agreements”)

In December 2004, at an in-person meeting, the Board of Directors, including all of the directors who are not parties to the Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any such party (“Independent Directors”), considered and approved the renewal of the Agreements for an additional term of twelve months. At this meeting, the Directors reviewed an extensive report prepared by the Investment Manager and the Investment Adviser (collectively, the “Advisers”) in response to a request submitted by the Independent Directors’ independent legal counsel on behalf of such Directors, and discussed this report with representatives of the Advisers. The Independent Directors had the opportunity to consult with counsel to the Independent Directors regarding the renewal of the Agreements. The Directors also considered the recommendation of the Contract Review Committee of the Board consisting solely of Independent Directors (the “Committee”) that the Agreements be renewed, noting that the Committee had discussed, in executive session with independent counsel, the nature, extent and quality of the management and advisory services provided to the Fund by the Advisers, the level of the management and advisory fees, the costs of the services provided and the profits realized by the Advisers, the Fund’s expense ratio, its relative and absolute performance, any economies of scale with respect to the management of the Fund, any ancillary benefits received by the Advisers and their affiliates as a result of their relationship

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited) (continued)

with the Fund, and various other matters included within the report of the Advisers. In approving the renewal of the Agreements, the Committee, and the entire Board of Directors, concluded that:

•	The annual management fee rate paid by Fund to the Investment Manager for investment management services was within a reasonable range relative to a comparison group consisting of funds in a category of closed-end global income funds compiled by Lipper Inc. (the “Peer Group”), including Aberdeen Global Income Fund, Inc., another U.S. closed-end fund managed by the Investment Manager, and relative to the annual fee paid to the Investment Manager by a non-US fund listed on the Toronto Stock Exchange, and the fee to be paid to Aberdeen Asset Management Inc. (“AAMI,” an affiliate of the Investment Manager and the Investment Adviser) as the sub-adviser to a newly-formed U.S. closed-end fund with a similar investment strategy to that of the Fund.

•	The Committee and the Board were satisfied with the nature, quality and extent of services provided by the Advisers. In reaching this conclusion, the Committee and the Board reviewed, among other things, the Advisers’ investment experience, including the positive growth and development of their Far East operations as well as the Aberdeen Group’s capabilities in North America (Canada), the emerging markets and Australia. The Committee and the Board received information regarding the Advisers’ compliance with applicable laws and SEC and other regulatory inquiries or audits of the Fund and the Advisers. The Committee also received and considered a report from the Chief Executive of Aberdeen Asset Management PLC in regard to, among other matters, the financial capacity of the Advisers’ parent company to support the services provided by its subsidiaries to the Fund and the strengthening of the parent company’s balance sheet during the last year. The Committee and the Board also considered the background and experience of the Advisers’ senior management and the qualifications, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management services for the Fund.

•	The Fund experienced above-average investment performance as compared to the funds within the Peer Group, and its performance was generally comparable to the performance of two non-U.S. funds managed or advised by the Investment Manager, the Investment Adviser or Aberdeen Asset Managers (C.I.) Limited (“AAMCIL,” an affiliate of the Investment Manager and the Investment Adviser) that pursue similar but not identical strategies. The Committee and the Board received and considered information regarding the Fund’s total return in US dollar terms for each of the last five fiscal years on a gross and net basis and relative to the Fund’s benchmark, the Fund’s share performance and premium/discount information during the same period and the impact of foreign currency movements on the Fund’s performance in US dollar terms. The Committee and the Board also received and reviewed information as to the Fund’s total return for each of the last five fiscal years as compared with the total returns of the each of the funds included in the Peer Group, as well as with the two non-U.S. funds managed or advised by the Investment

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited) (continued)

Manager, the Investment Adviser or AAMCIL that pursue similar but not identical strategies. The Committee and the Board further reviewed the impact of the Fund’s preferred stock on the returns to shareholders and information as to the Fund’s discount/premium ranking per the Peer Group for the one, five and seven year periods ended October 31, 2004.

•	The Fund’s expense ratio, based on the Lipper methodology of excluding the Fund’s assets attributable to its preferred stock, was the highest within a selected group of funds of comparable asset size within the Peer Group; however, the Committee and the Board believed that it was appropriate to also consider a reduced expense ratio computed based upon the assets attributable to the Fund’s common and preferred stock, since the Fund’s total expenses include expenses related to the management of such assets.

•	Any potential economies of scale were being shared between the Fund and the Advisers in an appropriate manner.

•	In light of the costs of providing investment management and advisory services to the Fund, the profits and any ancillary benefits that the Advisers received, individually and on an aggregate basis (based on certain pro forma estimates), with respect to providing investment management and advisory services to the Fund were reasonable.

As noted above, the Board reviewed detailed materials received from the Advisers as part of the renewal process. The Board also regularly reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews reports of the Advisers at least in each of its regular quarterly meetings, which include, among other things, a portfolio review and Fund performance reports.

After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Committee and the Board concluded that approval of the renewal of the Agreements was in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Directors voting separately, unanimously approved the renewal of the Agreements.

Aberdeen Asia-Pacific Income Fund, Inc.

Directors

P. Gerald Malone, Chairman

Anthony E. Aaronson

David L. Elsum

Martin J. Gilbert

Beverley Hendry

Neville J. Miles

Peter J. O’Connell

William J. Potter

Peter D. Sacks

Anton E. Schrafl

John T. Sheehy

Brian M. Sherman

Officers

Martin Gilbert, President

Alison Briggs, Vice President

Derek Fulton, Vice President

Andrew Smith, Vice President—Compliance

Christian Pittard, Treasurer and Assistant Secretary

Roy M. Randall, Secretary

Timothy Sullivan, Assistant Treasurer

Alan Goodson, Assistant Treasurer

Donald C. Burke, Assistant Treasurer

Sander M. Bieber, Assistant Secretary

The accompanying Financial Statements as of April 30, 2005 were not audited and accordingly, no opinion is expressed thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Aberdeen Asia-Pacific Income Fund, Inc.

Corporate Information

Investment Manager	Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480

Investment Adviser	Aberdeen Asset Management Limited Level 6, 201 Kent Street Sydney, NSW 2000, Australia

Administrator	Aberdeen Asset Management Inc. 1114 Avenue of the Americas, 34th Floor New York, NY 10036

Custodian	State Street Bank and Trust Company One Heritage Drive North Quincy, MA 02171

Transfer Agent	The Bank of New York Shareholder Relations Department P.O. Box 11258 Church Street Station New York, NY 10286 1-800-432-8224

Auction Agent	Deutsche Bank Trust Company Americas 280 Park Avenue, 9th Floor New York, NY 10018

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, DC 20006

Investor Relations	Aberdeen Asset Management Inc. 1114 Avenue of the Americas, 34th Floor New York, NY 10036 1-800-522-5465 InvestorRelations@aberdeen-asset.com

Aberdeen Asset Management Asia Limited

The common shares of Aberdeen Asia-Pacific Income Fund, Inc. are traded on the American Stock Exchange and on the Pacific Stock Exchange under the symbol “FAX”. Information about the Fund’s net asset value and market price is published weekly in Barron’s and in the Monday edition of The Wall Street Journal.

This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Asia-Pacific Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

Item 2	–	Code of Ethics.

Not required to be included in this filing.

Item 3	–	Audit Committee Financial Expert.

Not required to be included in this filing.

Item 4	–	Principal Accountant Fees and Services.

Not required to be included in this filing.

Item 5	–	Audit Committee of Listed Registrants.

Not required to be included in this filing.

Item 6	–	Schedule of Investments.

Schedule I - Investments in securities of unaffiliated issuers is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required to be included in this filing.

Item 8	-	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs [1]	(d) Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs [1]
November 1, through November 30, 2004	0	0	0	26,506,056
December 1 through December 31, 2004	0	0	0	26,507,364
January 1 through January 31, 2005	0	0	0	26,507,364
February 1 through February 28, 2005	0	0	0	26,507,364
March 1 through March 31, 2005	0	0	0	26,507,364
April 1 through April 30, 2005	0	0	0	26,507,364

Total	0	0	0	—

[1]	The Registrant’s stock repurchase program was announced on March 19, 2001 and allows the Registrant to repurchase up to 10% of its outstanding shares of common stock, par value $.01 per share, on the open market during any 12 month period if and when the discount to net asset value is at least 10%.

Item 10	–	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11	–	Controls and Procedures.

		(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

		(b)	There have been no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12	–	Exhibits.

		(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT

		(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	June 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	June 30, 2005

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date:	June 30, 2005